Related Party Transactions (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)
Due to related Parties	$ 102,060		$ 51,071
David Phipps [Member]
Payment due to related party	90,809
Hector Delgado [Member]
Payment due to related party	5,000
Thomas Seifert [Member]
Payment due to related party	6,250
Related Party [Member]
Due to related Parties	102,060		51,071
HSBC [Member]
Overadvance limit	$ 34,163
Average conversion rate	1.3665
Note bears interest rate	5.50%
Variable interest rate	6.25%	6.25%
HSBC [Member] | GBP [Member]
Overadvance limit | £		£ 25,000
Three Individuals Related to Mr.Phipps [Member]
Gross wages paid	$ 85,722		$ 66,925